Nuveen Georgia Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.8%
MUNICIPAL BONDS - 100.8%
Education and Civic Organizations - 11.4%
$ 1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 $ 1,100,510
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,229,720
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,319,960
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 3,198,057
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Green Series 2019B, 5.000%, 9/01/48
9/29 at 100.00 AA 3,607,050
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,576,840
1,500 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2019A, 5.000%, 9/01/39
9/29 at 100.00 AA 1,828,275
75 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/27
10/22 at 100.00 Baa1 76,652
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call Baa1 656,625
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 Baa1 897,803
2,000 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding & Improvement Series
2021B, 4.000%, 6/15/44
6/31 at 100.00 N/R 2,258,560
1,395 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding Series 2021, 4.000%,
6/15/40
6/31 at 100.00 A+ 1,597,010
21,155 Total Education and Civic Organizations 24,347,062
Health Care - 10.4%
3,270 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4),(5)
3/22 at 100.00 N/R 233,837
301 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4),(5)
No Opt. Call N/R 344,251
Brookhaven Development Authority, Georgia, Revenue
Bonds, Children's Healthcare of Atlanta, Inc. Project, Series
2019A:
2,590 4.000%, 7/01/44 7/29 at 100.00 AA+ 2,864,100
3,000 4.000%, 7/01/49 7/29 at 100.00 AA+ 3,297,060
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52(WI/DD, Settling 3/08/22)
4/32 at 100.00 N/R 606,936
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A 842,642
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 AA- 2,666,637
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA- 2,719,575
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
2,000 5.500%, 2/15/42 2/27 at 100.00 AA 2,315,780
3,000 5.250%, 2/15/45 2/27 at 100.00 AA 3,434,040

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2020A, 4.000%, 2/15/39
2/30 at 100.00 A $ 2,780,500
22,781 Total Health Care 22,105,358
Industrials - 2.0%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- 3,085,590
1,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,226,712
4,200 Total Industrials 4,312,302
Tax Obligation/General - 15.1%
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 615,960
450 Bryan County School District, Georgia, General Obligation Bonds, Series
2021, 5.000%, 8/01/25
No Opt. Call AA+ 505,418
880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 991,963
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 2,211,100
265 Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021,
5.000%, 6/01/27
No Opt. Call AA 312,114
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,278,020
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 962,519
1,000 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 2/01/29
No Opt. Call N/R 1,219,970
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A1 1,995,574
4,490 Douglasville Convention and Conference Center Authority, Georgia,
Revenue Bonds, Series 2021, 2.250%, 2/01/47
2/31 at 100.00 N/R 3,766,347
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,273,690
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 N/R 924,728
500 Franklin County School District, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 3/01/28
No Opt. Call N/R 599,135
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,412,520
1,000 Henry County School District, Georgia, General Obligation Bonds, Series
2021, 4.000%, 8/01/31
No Opt. Call AA+ 1,182,380
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 292,296
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,540,010
Lumpkin County School District, Georgia, General
Obligation Bonds, Series 2020:
505 4.000%, 12/01/35 12/30 at 100.00 Aa1 585,315
300 4.000%, 12/01/36 12/30 at 100.00 Aa1 347,310
1,000 Oconee County School District, Georgia, General Obligation Bonds,
Series 2021, 5.000%, 3/01/30
No Opt. Call AA+ 1,244,900
1,000 Sumter County School District, Georgia, General Obligation Bonds, Series
2018, 5.500%, 10/01/27
No Opt. Call Aa1 1,213,720
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 Aa2 612,260
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,258,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Warner Robins Public Facilities Authority, Georgia, Revenue
Bonds, Warner Robins Projects, Series 2018:
$ 1,090 5.000%, 7/01/31 7/28 at 100.00 Aa2 $ 1,310,463
1,195 5.000%, 7/01/32 7/28 at 100.00 Aa2 1,430,678
28,815 Total Tax Obligation/General 32,087,170
Tax Obligation/Limited - 11.4%
Atlanta and Fulton County Recreation Authority, Georgia,
Revenue Bonds, Zoo Atlanta Parking Facility Project, Series
2017:
1,000 5.000%, 12/01/31 12/27 at 100.00 AA+ 1,184,880
1,000 5.000%, 12/01/32 12/27 at 100.00 AA+ 1,184,360
1,075 5.000%, 12/01/33 12/27 at 100.00 AA+ 1,272,338
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,662,375
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,791,675
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 464,912
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,207,848
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A- 623,679
175 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 191,284
150 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 164,655
1,120 Downtown Savannah Authority, Georgia, Revenue Bonds, Chatham
County Judical Complex Project, Series 2020, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,280,989
2,010 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/282021 579872
No Opt. Call AAA 2,269,029
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,824,882
Jefferson Public Building Authority, Georgia, Revenue
Bonds, Jackson County Project, Series 2021:
340 4.000%, 3/01/26 No Opt. Call Aa2 374,670
610 4.000%, 3/01/27 No Opt. Call Aa2 684,829
655 4.000%, 3/01/28 No Opt. Call Aa2 743,444
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AA+ 2,275,980
2,000 5.000%, 7/01/42 7/26 at 100.00 AA+ 2,275,280
1,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 1,713,274
21,466 Total Tax Obligation/Limited 24,190,383
Transportation - 6.0%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT)
7/29 at 100.00 Aa3 2,159,060
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 Aa3 2,586,941
2,000 5.000%, 1/01/33 1/24 at 100.00 Aa3 2,132,060
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 Baa2 171,038
170 5.000%, 1/01/33 1/25 at 100.00 Baa2 181,647
100 5.000%, 1/01/34 1/25 at 100.00 Baa2 106,814
150 5.000%, 1/01/35 1/25 at 100.00 Baa2 160,155
4,570 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 N/R 5,177,216
11,575 Total Transportation 12,674,931

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 6.7% (6)
$ 500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ $ 540,805
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,216,828
1,380 Greene County Development Authority, Georgia, Health System Revenue
Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37, (Pre-
refunded 11/15/22)
11/22 at 100.00 AA- 1,420,710
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,073,060
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A+ 2,157,380
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 Aaa 4,582,320
810 Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates
Series 2012, 5.000%, 12/01/38, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa2 835,507
Walton County Water and Sewerage Authority, Georgia,
Revenue Bonds, Walton-Hard Labor Creek Reservoir
Project, Refunding Series 2016A:
540 5.000%, 2/01/36, (Pre-refunded 2/01/26) 2/26 at 100.00 Aa2 614,352
800 5.000%, 2/01/37, (Pre-refunded 2/01/26) 2/26 at 100.00 Aa2 910,152
13,010 Total U.S. Guaranteed 14,351,114
Utilities - 36.8%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 554,815
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,186,510
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018B, 5.000%, 11/01/47
11/27 at 100.00 Aa2 1,921,452
705 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
5.500%, 11/01/22 - FGIC Insured
No Opt. Call Aa2 727,313
1,140 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021,
4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 N/R 1,293,239
2,635 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 AA- 2,397,876
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,367,925
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 2,199,623
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,327,420
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 2,208,655
Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020:
500 5.000%, 3/01/30 No Opt. Call A2 616,150
1,000 4.000%, 3/01/34 3/30 at 100.00 A2 1,143,730
1,250 4.000%, 3/01/35 3/30 at 100.00 A2 1,427,100
1,000 4.000%, 3/01/40 3/30 at 100.00 A2 1,125,720
3,410 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AA 3,976,606
2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series 2011A, 5.250%, 10/01/41
3/22 at 100.00 Aa3 2,528,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Etowah Water and Sewer Authority, Georgia, Revenue
Bonds, Series 2019:
$ 605 5.000%, 3/01/31 - BAM Insured 3/29 at 100.00 AA $ 728,916
2,000 5.000%, 3/01/32 - BAM Insured 3/29 at 100.00 AA 2,405,080
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/23 at 100.00 AA 1,032,070
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
1/23 at 100.00 A1 2,061,540
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,740,960
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,455,100
1,200 Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series
2012, 5.000%, 1/01/28 - AGM Insured
1/23 at 100.00 AA 1,239,384
550 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2021, 5.000%, 2/01/25
No Opt. Call Aa2 608,267
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 N/R 583,115
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 N/R 578,510
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 367,530
2,315 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2006B, 5.000%, 3/15/22
No Opt. Call A+ 2,318,565
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 382,230
2,630 5.500%, 9/15/27 No Opt. Call A+ 3,099,455
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A3 3,707,055
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,628,974
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa2 2,076,080
1,000 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 A- 1,017,180
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 AA 3,769,420
2,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 A 2,321,200
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 1,078,590
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project P Bonds, Series 2021A:
905 5.000%, 1/01/56 1/30 at 100.00 BBB+ 1,042,605
2,405 5.000%, 1/01/63 1/30 at 100.00 BBB+ 2,770,680
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,670,570
2,435 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 A2 2,909,533
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 627,005
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,666,170
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,069,230
2,000 Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding
& Improvement Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Aa3 2,239,980
70,760 Total Utilities 78,197,578

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Water and Sewer - 1.0%
$ 1,430 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 22.019%, 3/01/23, 144A, (IF) (7)
No Opt. Call Aa2 $ 2,241,883
$ 195,192 Total Long-Term Investments (cost $213,213,880) 214,507,781
Other Assets Less Liabilities - (0.8)% (1,777,285)
Net Assets - 100% $ 212,730,496
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 213,929,693 $ 578,088 $ 214,507,781
Total
$ – $ 213,929,693 $ 578,088 $ 214,507,781
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.0%
MUNICIPAL BONDS - 95.8%
Consumer Staples - 4.0%
$ 5,320 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 4,789,117
665 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/22 at 100.00 N/R 665,213
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 339,932
2,665 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
5/23 at 100.00 A- 2,843,582
200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 222,864
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,218,429
10,325 Total Consumer Staples 10,079,137
Education and Civic Organizations - 21.0%
1,000 Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue
Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities,
Inc. Project, Refunding  Series 2011, 5.000%, 5/01/29 - AGM Insured
5/22 at 100.00 A2 1,007,280
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,130,595
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
10/22 at 100.00 AA 834,185
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 563,270
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 808,855
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,491,550
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,154,620
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc., Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 842,557
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,118,900
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,086,300

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 N/R $ 510,305
1,200 3.000%, 3/01/37 3/31 at 100.00 N/R 1,203,060
1,270 3.000%, 3/01/39 3/31 at 100.00 N/R 1,255,116
1,000 3.000%, 3/01/42 3/31 at 100.00 N/R 969,220
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,488,199
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,332,100
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,721,460
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,334,255
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A 257,552
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A 2,211,760
3,000 4.000%, 4/01/50 4/30 at 100.00 A 3,267,330
1,680 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,710,828
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 224,800
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,674,885
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 N/R 2,542,068
2,595 5.000%, 7/01/59 7/29 at 100.00 A 2,978,281
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,645,200
1,910 5.000%, 7/01/56 7/26 at 100.00 A 2,085,873
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,383,553
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 21,668
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 3,571,938
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 Caa1 960,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
3/22 at 100.00 N/R 1,038,467
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,576,635
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31 - AGM Insured
9/24 at 100.00 AA 867,552
48,945 Total Education and Civic Organizations 52,870,217

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Energy - 0.5%
$ 1,210 Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds,
Valero Project, Series 2010, 4.000%, 12/01/40, (Mandatory Put 6/01/22)
No Opt. Call BBB $ 1,218,954
175 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 176,008
1,385 Total Energy 1,394,962
Health Care - 12.2%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 816,101
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 3,101,367
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 457,642
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 582,942
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,451,770
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,348,880
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,831,842
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
1,240 5.750%, 7/01/25 No Opt. Call A2 1,336,894
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 1,140,430
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,481,290
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 331,647
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 218,610
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call N/R 379,198
1,000 5.000%, 7/01/32 7/31 at 100.00 N/R 1,217,070
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 2,014,250
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,643,306
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 1,092,710
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,485,103
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,621,334
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 N/R 1,122,640
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
4/23 at 100.00 A 1,107,601
26,955 Total Health Care 30,782,627

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 1.2%
$ 1,870 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
3/22 at 100.00 AA+ $ 1,873,534
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 1,095,700
2,870 Total Housing/Multifamily 2,969,234
Housing/Single Family - 1.9%
2,005 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 2,111,746
2,630 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 N/R 2,768,838
4,635 Total Housing/Single Family 4,880,584
Industrials - 2.8%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 842,933
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 1,056,030
40 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 42,118
235 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 267,479
285 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 293,915
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 102,461
105 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 110,377
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 2,041,840
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 111,999
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 112,550
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
200 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 213,088
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 1,253,060
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 256,558
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 251,745
7,455 Total Industrials 6,956,163

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.3%
$ 2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R $ 2,799,804
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 421,048
3,200 Total Long-Term Care 3,220,852
Materials - 1.1%
2,570 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 2,691,021
Tax Obligation/General - 8.5%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,185,788
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,789,408
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 283,099
350 4.000%, 10/01/39 10/30 at 100.00 BBB 364,735
425 4.000%, 10/01/40 10/30 at 100.00 BBB 441,839
Livingston Parish School District 1, Louisana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,206,650
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 625,066
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 1,143,070
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 N/R 3,580,063
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 N/R 2,118,558
2,000 5.000%, 12/01/46 12/30 at 100.00 N/R 2,404,320
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 140,575
525 5.000%, 12/01/29 12/25 at 100.00 A+ 590,011
5,475 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2012A, 5.000%, 7/01/35 - AGM Insured
7/22 at 100.00 AA 5,504,565
19,265 Total Tax Obligation/General 21,377,747
Tax Obligation/Limited - 11.7%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
130 5.000%, 11/15/33 11/25 at 100.00 BB 143,609
1,040 5.000%, 11/15/34 11/25 at 100.00 BB 1,148,274
170 4.000%, 11/15/39 11/25 at 100.00 BB 179,644
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,100,910
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/26 No Opt. Call BB 1,144,350
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,127,220
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,533,070
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,300,620
5,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 5,718,200
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 570,473

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA $ 1,592,663
500 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 515,590
675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 709,007
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,639,129
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,698,749
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 356,079
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/36
No Opt. Call AA 1,044,880
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,720 0.000%, 7/01/31 7/28 at 91.88 N/R 2,124,238
344 0.000%, 7/01/46 7/28 at 41.38 N/R 111,752
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 846,390
680 4.000%, 8/01/39 8/29 at 100.00 AA 764,823
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 949,580
110 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 110,261
27,349 Total Tax Obligation/Limited 29,429,511
Transportation - 8.9%
1,410 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,454,612
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 862,378
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 856,230
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,109,670
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,071,980
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,117,080
1,355 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,408,387
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A2 220,608
1,000 4.000%, 1/01/38 1/29 at 100.00 A2 1,101,300
1,015 4.000%, 1/01/39 1/29 at 100.00 A2 1,116,104
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A2 2,163,960
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,549,782
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,370,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB $ 896,456
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 3,131,563
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,142,030
20,460 Total Transportation 22,572,780
U.S. Guaranteed - 11.1% (5)
1,260 Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility
Series 2012, 5.000%, 5/01/32, (Pre-refunded 5/01/22)
5/22 at 100.00 A- 1,269,173
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,105,340
355 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- 359,175
500 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2019A, 5.000%, 10/01/22, (AMT), (ETM)
No Opt. Call Baa2 511,715
1,500 Louisiana Energy and Power Authority, Power Project Revenue Bonds,
LEPA Unit 1, Series 2013A, 5.250%, 6/01/38, (Pre-refunded 6/01/23) -
AGM Insured
6/23 at 100.00 AA 1,578,075
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,189,280
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,189,280
3,000 5.000%, 10/01/39, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 3,283,920
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,609,590
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,782,396
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 28,583
Louisiana State, Highway Improvement Revenue Bonds,
Series 2014A:
3,500 5.000%, 6/15/29, (Pre-refunded 6/15/24) 6/24 at 100.00 AA 3,800,860
1,500 5.000%, 6/15/34, (Pre-refunded 6/15/24) 6/24 at 100.00 AA 1,628,940
1,500 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A 1,598,445
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,465,686
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 219,748
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245 5.000%, 4/01/31, (Pre-refunded 4/01/23), (AMT) 4/23 at 100.00 A 1,295,771
500 5.000%, 4/01/32, (Pre-refunded 4/01/23), (AMT) 4/23 at 100.00 A 520,390
1,500 Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds,
Series 2012A, 5.000%, 11/01/37, (Pre-refunded 11/01/22)
11/22 at 100.00 AA- 1,541,310
25,975 Total U.S. Guaranteed 27,977,677

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 9.6%
$ 1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- $ 1,837,810
2,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 2,234,860
2,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 2,137,982
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 A3 4,852,125
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B,
4.000%, 6/01/50
6/30 at 100.00 A 1,100,810
2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 2,663
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 1,005,550
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 388
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 N/R 1,673,635
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 N/R 1,099,150
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 1,521,600
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 396,843
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,528,725
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,785,135
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,292,640
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 N/R 340,406
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
3/22 at 100.00 CCC 470,600
26,220 Total Utilities 24,282,172
$ 227,609 Total Municipal Bonds (cost $237,628,668) 241,484,684
Shares Description (1) Value
COMMON STOCKS - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
111,006 Energy Harbor Corp (6),(7),(8) 5,528,099
Total Common Stocks (cost $2,755,685) 5,528,099
Total Long-Term Investments (cost $240,384,353) 247,012,783
Other Assets Less Liabilities - 2.0% 5,085,044
Net Assets - 100% $ 252,097,827

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 241,484,684 $ – $ 241,484,684
Common Stocks – 5,528,099 – 5,528,099
Total
$ – $ 247,012,783 $ – $ 247,012,783
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio, Air
Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(8) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.1%
MUNICIPAL BONDS - 101.1%
Education and Civic Organizations - 15.0%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,357,452
2,000 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 2,227,600
1,000 Board of Governors of the University of North Carolina, Winston-Salem
State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33
4/22 at 100.00 A3 1,003,530
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,262,100
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 699,422
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 745,001
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 496,494
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 551,118
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 879,204
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,739,610
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 5,041,755
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/32
10/31 at 100.00 N/R 1,199,170
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson
& Wales University, Series 2013A, 5.000%, 4/01/28
4/23 at 100.00 A- 1,034,250
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 845,952
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 723,675
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,501,850
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 8,753,850
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,504,334
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,587,876
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,207,514
1,745 North Carolina State University at Raleigh, General Revenue Bonds, Series
2020A, 5.000%, 10/01/31
4/30 at 100.00 Aa1 2,171,705
University of North Carolina at Chapel Hill, General Revenue
Bonds, Series 2021B:
960 5.000%, 12/01/38 12/31 at 100.00 AAA 1,233,130
2,140 5.000%, 12/01/39 12/31 at 100.00 AAA 2,743,223
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A1 5,674,550
University of North Carolina, Asheville, General Revenue
Bonds, Refunding Series 2019:
1,025 5.000%, 6/01/30 6/29 at 100.00 A1 1,245,047
1,000 5.000%, 6/01/31 6/29 at 100.00 A1 1,210,280
1,125 5.000%, 6/01/32 6/29 at 100.00 A1 1,359,270
1,180 5.000%, 6/01/33 6/29 at 100.00 A1 1,424,484
1,240 5.000%, 6/01/34 6/29 at 100.00 A1 1,495,639
230 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 Aa3 271,149

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
$ 7,515 5.000%, 10/01/42 10/27 at 100.00 Aa3 $ 8,834,333
1,250 5.000%, 10/01/47 10/27 at 100.00 Aa3 1,465,938
4,415 University of North Carolina, Charlotte, General Revenue Bonds, Series
2020A, 4.000%, 10/01/45
10/29 at 100.00 Aa3 4,939,634
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 1,185,100
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 987,872
University of North Carolina, Greensboro, General Revenue
Bonds, Series 2014:
1,085 5.000%, 4/01/32 4/24 at 100.00 Aa3 1,168,860
2,070 5.000%, 4/01/39 4/24 at 100.00 Aa3 2,229,990
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 7,006,320
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 5.000%, 10/01/34 10/29 at 100.00 Aa3 1,224,040
1,275 5.000%, 10/01/35 10/29 at 100.00 Aa3 1,559,248
595 4.000%, 10/01/36 10/29 at 100.00 Aa3 675,587
2,045 4.000%, 10/01/37 10/29 at 100.00 Aa3 2,319,398
University of North Carolina, Wilmington, General Revenue
Bonds, Series 2021:
750 4.000%, 10/01/41 10/29 at 100.00 Aa3 845,325
1,000 4.000%, 10/01/50 10/29 at 100.00 Aa3 1,113,080
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 5,249,115
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
2,910 4.000%, 4/01/45 4/30 at 100.00 Aa3 3,242,467
7,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 7,746,620
100,160 Total Education and Civic Organizations 114,983,161
Health Care - 12.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA- 2,204,780
3,000 5.000%, 1/15/36 1/26 at 100.00 AA- 3,359,460
1,685 5.000%, 1/15/40 1/26 at 100.00 AA- 1,886,897
13,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021D, 5.000%, 1/15/49, (Mandatory Put 12/01/31)
No Opt. Call AA- 16,375,190
5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2022A, 4.000%, 1/15/43
1/32 at 100.00 N/R 6,237,220
1,000 Nash Health Care Systems, North Carolina, Health Care Facilities Revenue
Bonds, Series 2012, 4.250%, 11/01/32
5/22 at 100.00 BBB 1,006,050
7,480 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 8,199,501
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 665,811
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
14,905 4.000%, 11/01/49 11/29 at 100.00 AA- 16,662,150
5,000 4.000%, 11/01/52 11/29 at 100.00 AA- 5,556,250
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 3,246,269
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 6,454,849

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
12/22 at 100.00 AA- $ 2,052,760
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 AA- 1,186,520
1,000 5.000%, 12/01/33 12/28 at 100.00 AA- 1,184,310
North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series
2021A:
760 5.000%, 2/01/28 No Opt. Call AA- 903,785
330 5.000%, 2/01/51, (Mandatory Put 2/01/26) 2/26 at 100.00 AA- 373,012
North Carolina Medical Care Commission, Hospital Revenue
Bonds, Southeastern Regional Medical Center, Refunding
Series 2012:
865 5.000%, 6/01/25 6/22 at 100.00 BBB+ 874,091
2,000 5.000%, 6/01/32 6/22 at 100.00 BBB+ 2,021,020
University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019:
4,010 5.000%, 2/01/45 No Opt. Call AA 5,442,051
4,060 5.000%, 2/01/49 No Opt. Call AA 5,615,061
78,960 Total Health Care 91,507,037
Housing/Single Family - 0.9%
6,170 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-44, 4.000%, 7/01/50
7/29 at 100.00 AA+ 6,586,907
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 N/R 298,281
285 4.000%, 3/01/30 3/28 at 103.00 N/R 303,251
295 4.000%, 3/01/31 3/28 at 103.00 N/R 313,798
550 4.000%, 3/01/41 3/28 at 103.00 N/R 568,062
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, EveryAge, Series
2021A:
1,090 4.000%, 9/01/41 9/28 at 103.00 N/R 1,183,250
1,970 4.000%, 9/01/47 9/28 at 103.00 N/R 2,101,517
1,500 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/49
7/26 at 103.00 N/R 1,620,720
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB 1,035,110
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 619,041
225 5.000%, 10/01/31 10/26 at 100.00 BBB 252,513
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 787,227
8,420 Total Long-Term Care 9,082,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Materials - 0.2%
$ 1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB $ 1,765,876
Tax Obligation/General - 14.0%
5,000 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/30
No Opt. Call AA 6,244,300
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,000 5.000%, 7/01/28 7/26 at 100.00 AAA 1,152,030
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,437,950
2,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2019A, 5.000%, 6/01/34
6/29 at 100.00 AAA 2,451,720
1,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2021A, 5.000%, 6/01/32
6/31 at 100.00 N/R 1,286,280
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,145,000
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 2,053,821
Davidson County, North Carolina, General Obligation
Bonds, Refunding Series 2016:
300 5.000%, 6/01/25 No Opt. Call Aa1 335,289
1,150 5.000%, 6/01/26 No Opt. Call Aa1 1,322,477
Durham, North Carolina, General Obligation Bonds,
Refunding Series 2021:
575 5.000%, 6/01/28 No Opt. Call AAA 696,268
750 5.000%, 6/01/31 No Opt. Call AAA 965,235
5,300 Forsyth County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021B, 4.000%, 3/01/32
3/31 at 100.00 AAA 6,290,888
2,190 Greensboro, North Carolina, General Obligation Bonds, Refunding Series
2020C, 4.000%, 2/01/26
No Opt. Call AAA 2,416,315
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,149,520
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,687,137
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
375 4.000%, 4/01/25 No Opt. Call AA+ 405,742
540 4.000%, 4/01/26 No Opt. Call AA+ 596,749
485 5.000%, 4/01/27 No Opt. Call AA+ 568,944
415 5.000%, 4/01/28 No Opt. Call AA+ 498,207
715 5.000%, 4/01/29 No Opt. Call AA+ 875,267
965 5.000%, 4/01/31 No Opt. Call AA+ 1,226,611
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 570,704
1,075 4.000%, 4/01/33 4/31 at 100.00 AA+ 1,255,525
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 583,370
2,000 Mecklenburg County, North Carolina, General Obligation Bonds,
Refunding Series 2013A, 5.000%, 12/01/26
No Opt. Call AAA 2,337,340
New Hanover County, North Carolina, General Obligation
Bonds, Refunding Series 2021A:
2,715 4.000%, 8/01/27 No Opt. Call AAA 3,084,756
1,165 4.000%, 8/01/28 No Opt. Call AAA 1,345,726
760 4.000%, 8/01/29 No Opt. Call AAA 891,389
600 4.000%, 8/01/30 No Opt. Call AAA 711,228
North Carolina State, General Obligation Bonds, Connect
NC Public Improvement Series 2019B:
670 5.000%, 6/01/28 No Opt. Call AAA 810,412
5,000 5.000%, 6/01/29 No Opt. Call AAA 6,180,150
3,000 5.000%, 6/01/30 6/29 at 100.00 AAA 3,699,000
5,000 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2020A, 5.000%, 6/01/29
No Opt. Call AAA 6,180,150

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA $ 4,203,000
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24, (UB)(4)
No Opt. Call AAA 12,553,219
Pender County, North Carolina, Limited General Obligation
Bonds, Series 2020A:
555 3.000%, 6/01/40 6/30 at 100.00 Aa3 568,381
500 3.000%, 6/01/45 6/30 at 100.00 Aa3 502,760
2,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA 2,320,520
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,391,254
4,740 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 4/01/31
No Opt. Call AAA 6,089,241
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 578,940
Wake County, North Carolina, Limited Obligation Bonds,
Series 2018A:
2,000 5.000%, 8/01/32 8/28 at 100.00 AA+ 2,400,560
2,045 5.000%, 8/01/36 8/28 at 100.00 AA+ 2,453,673
2,000 Wake County, North Carolina, Limited Obligation Bonds, Series 2019,
5.000%, 9/01/36
9/29 at 100.00 AA+ 2,450,200
3,500 Wake County, North Carolina, Limited Obligation Bonds, Series 2021,
4.000%, 3/01/33
3/31 at 100.00 AA+ 4,083,205
2,060 Wilmington, North Carolina, General Obligation Bonds, Series 2021A,
5.000%, 5/01/31
No Opt. Call AAA 2,646,770
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
150 5.000%, 6/01/26 No Opt. Call AAA 172,831
200 5.000%, 6/01/27 No Opt. Call AAA 236,668
175 5.000%, 6/01/28 No Opt. Call AAA 211,908
250 5.000%, 6/01/29 No Opt. Call AAA 309,393
290 5.000%, 6/01/31 No Opt. Call AAA 373,511
90,820 Total Tax Obligation/General 107,001,534
Tax Obligation/Limited - 24.0%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
830 5.000%, 4/01/27 No Opt. Call AA 973,656
1,530 5.000%, 4/01/29 No Opt. Call AA 1,870,655
650 5.000%, 4/01/30 No Opt. Call AA 810,478
655 5.000%, 4/01/31 No Opt. Call AA 831,942
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,390,100
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,528,244
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 466,008
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 116,383
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,225,433
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 4,250,890
Charlotte, North Carolina, Certificates of Participation,
Government Facilities & Equipment, Series 2021B:
990 5.000%, 12/01/29 No Opt. Call N/R 1,228,194
1,060 5.000%, 12/01/30 No Opt. Call N/R 1,336,215
5,345 5.000%, 12/01/31 No Opt. Call N/R 6,863,407
2,000 5.000%, 12/01/32 12/31 at 100.00 N/R 2,562,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
$ 4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ $ 4,978,171
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,349,640
2,450 4.000%, 6/01/38 6/29 at 100.00 AA+ 2,769,529
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,740,245
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
645 5.000%, 12/01/28 No Opt. Call AAA 790,196
710 5.000%, 12/01/30 No Opt. Call AAA 906,244
520 5.000%, 12/01/31 12/30 at 100.00 AAA 661,929
800 5.000%, 12/01/32 12/30 at 100.00 AAA 1,016,968
625 4.000%, 12/01/34 12/30 at 100.00 AAA 733,893
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 353,710
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 415,587
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 733,229
Cumberland County, North Carolina, Limited Obligation
Bonds, Series 2021:
500 4.000%, 11/01/28 No Opt. Call AA 572,985
500 4.000%, 11/01/30 No Opt. Call AA 588,030
Dare County, North Carolina, Limited Obligation Bonds,
Series 2021A:
500 4.000%, 6/01/22 No Opt. Call AA 504,290
500 4.000%, 6/01/24 No Opt. Call AA 530,975
500 4.000%, 6/01/27 No Opt. Call AA 563,735
500 4.000%, 6/01/29 No Opt. Call AA 577,550
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 576,340
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 575,290
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,650,820
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,118,050
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,465,174
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
430 4.000%, 6/01/25 No Opt. Call AA 466,954
160 4.000%, 6/01/26 No Opt. Call AA 177,275
265 4.000%, 6/01/28 No Opt. Call AA 301,891
335 4.000%, 6/01/30 No Opt. Call AA 391,977
200 4.000%, 6/01/32 6/31 at 100.00 AA 236,406
420 4.000%, 6/01/33 6/31 at 100.00 AA 495,902
218 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 221,248
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
400 5.000%, 6/01/27 No Opt. Call Aa3 469,348
500 5.000%, 6/01/28 No Opt. Call Aa3 599,175
495 5.000%, 6/01/29 No Opt. Call Aa3 605,375
695 5.000%, 6/01/30 No Opt. Call Aa3 865,699
400 5.000%, 6/01/31 No Opt. Call Aa3 507,720
1,820 4.000%, 6/01/32 6/31 at 100.00 Aa3 2,139,447
1,835 4.000%, 6/01/33 6/31 at 100.00 Aa3 2,154,694
1,090 4.000%, 6/01/34 6/31 at 100.00 Aa3 1,278,526

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
$ 1,145 5.000%, 4/01/31 4/30 at 100.00 AA $ 1,428,479
800 5.000%, 4/01/32 4/30 at 100.00 AA 993,976
555 5.000%, 4/01/33 4/30 at 100.00 AA 688,894
1,000 3.000%, 4/01/38 4/30 at 100.00 AA 1,030,910
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 611,606
775 4.000%, 6/01/33 6/31 at 100.00 AA 915,058
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
350 4.000%, 10/01/27 No Opt. Call AA 396,795
300 4.000%, 10/01/28 No Opt. Call AA 343,395
280 4.000%, 10/01/29 No Opt. Call AA 324,864
220 4.000%, 10/01/30 No Opt. Call AA 258,476
125 4.000%, 10/01/32 10/30 at 100.00 AA 146,189
150 4.000%, 10/01/33 10/30 at 100.00 AA 175,251
700 3.000%, 10/01/36 10/30 at 100.00 AA 735,672
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
355 4.375%, 3/01/25, 144A No Opt. Call N/R 358,241
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,621,760
3,375 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/30
No Opt. Call N/R 4,237,819
5,000 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 4.000%, 3/01/34
3/31 at 100.00 N/R 5,773,900
5,000 North Carolina State, Limited Obligation Bonds, Refunding Series 2014C,
5.000%, 5/01/25
5/24 at 100.00 AA+ 5,400,850
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
12,690 5.000%, 5/01/29 5/27 at 100.00 AA+ 14,868,365
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 10,467,115
North Carolina State, Limited Obligation Bonds, Series
2019A:
2,500 5.000%, 5/01/31 5/29 at 100.00 AA+ 3,054,300
2,500 5.000%, 5/01/32 5/29 at 100.00 AA+ 3,054,575
North Carolina State, Limited Obligation Bonds, Series
2020B:
8,750 5.000%, 5/01/29 No Opt. Call AA+ 10,729,600
4,125 5.000%, 5/01/30 No Opt. Call AA+ 5,158,683
2,000 5.000%, 5/01/32 5/30 at 100.00 AA+ 2,491,080
5,775 4.000%, 5/01/35 5/30 at 100.00 AA+ 6,659,326
1,000 Onslow County, North Carolina, Limited Obligation Bonds, Series 2016,
5.000%, 10/01/27
10/26 at 100.00 Aa2 1,156,100
Orange County, North Carolina, Limited Obligation Bonds,
Series 2021A:
500 5.000%, 11/15/25 No Opt. Call AA+ 566,270
375 5.000%, 11/15/26 No Opt. Call AA+ 436,601
700 5.000%, 11/15/27 No Opt. Call AA+ 833,665
500 5.000%, 11/15/28 No Opt. Call AA+ 608,395
11,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 12,912,790
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,437,182
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 496,000
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 817,583

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Raleigh, North Carolina, Limited Obligation Bonds, Series
2020A:
$ 1,000 2.125%, 6/01/37 6/30 at 100.00 AA+ $ 939,600
1,000 2.250%, 6/01/39 6/30 at 100.00 AA+ 939,690
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,137,290
2,950 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 3,090,272
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,756,762
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 350,376
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 4,191,537
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 582,490
250 5.000%, 12/01/33 12/27 at 100.00 A 290,230
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 781,189
690 5.000%, 12/01/35 12/28 at 100.00 A 814,863
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,143,740
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 614,697
156,979 Total Tax Obligation/Limited 183,360,603
Transportation - 15.2%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,328,440
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,412,950
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,337,844
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,232,480
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 7,619,281
3,500 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 Aa3 3,865,435
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB- 1,613,130
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB- 11,878,736
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB 742,689
880 0.000%, 7/01/29 7/26 at 87.76 BBB 686,435
175 0.000%, 7/01/32 7/26 at 75.72 BBB 117,021
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 903,840
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,660,120
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,824,548
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,852,641
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 1,050,783
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,323,504
15,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47
1/30 at 58.00 AA+ 7,159,915

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
$ 1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA $ 1,151,120
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,620,783
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 5,183,654
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 No Opt. Call AA 51,865
3,760 0.000%, 1/01/35 No Opt. Call AA 2,697,198
21,205 0.000%, 1/01/36 No Opt. Call AA 14,715,422
20,150 0.000%, 1/01/37 No Opt. Call AA 13,502,717
15,615 0.000%, 1/01/38 No Opt. Call AA 10,096,347
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,788,040
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,358,856
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 332,487
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 943,766
145,935 Total Transportation 116,052,047
U.S. Guaranteed - 8.2% (5)
Asheville, North Carolina, Limited Obligation Bonds, Series
2012:
300 5.000%, 4/01/30, (Pre-refunded 4/01/22) 4/22 at 100.00 AA+ 301,095
350 5.000%, 4/01/32, (Pre-refunded 4/01/22) 4/22 at 100.00 AA+ 351,277
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,317,692
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 448,144
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,982,472
2,595 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 AA- 2,753,814
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 3,044,890
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,097,410
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,419,487
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,531,699
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,133,923
9,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 AA+ 10,634,897
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 362,889
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Cape Fear Valley Health System,
Refunding Series 2012A:
2,200 5.000%, 10/01/25, (Pre-refunded 10/01/22) 10/22 at 100.00 N/R 2,254,802
2,300 5.000%, 10/01/26, (Pre-refunded 10/01/22) 10/22 at 100.00 N/R 2,357,293

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Duke University Health System,
Series 2012A:
$ 750 5.000%, 6/01/32, (Pre-refunded 6/01/22) 6/22 at 100.00 Aa2 $ 758,265
380 5.000%, 6/01/35, (Pre-refunded 6/01/22) 6/22 at 100.00 Aa2 384,188
3,000 5.000%, 6/01/42, (Pre-refunded 6/01/22) 6/22 at 100.00 Aa2 3,033,060
5,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27, (Pre-
refunded 10/01/22)
10/22 at 100.00 A+ 5,121,550
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,897,924
2,750 North Carolina State University at Raleigh, General Revenue Bonds, Series
2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 Aa1 2,920,527
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2013A, 5.000%, 3/01/31, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA 5,204,800
4,590 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 Aa3 5,098,572
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,130,413
57,350 Total U.S. Guaranteed 62,541,083
Utilities - 10.4%
5,575 Asheville, North Carolina, Water System Revenue Bonds, Refunding Green
Series 2021, 2.250%, 8/01/46
8/31 at 100.00 N/R 4,880,466
Brunswick County, North Carolina, Enterprise System
Revenue Bonds, Series 2020:
1,350 5.000%, 4/01/31 4/30 at 100.00 AA- 1,672,731
800 5.000%, 4/01/32 4/30 at 100.00 AA- 989,224
2,115 Cape Fear Public Utility Authority, North Carolina,  Water and Sewer
System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44
8/29 at 100.00 AA+ 2,367,066
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2020B:
500 5.000%, 12/01/27 No Opt. Call AAA 598,830
410 5.000%, 12/01/29 No Opt. Call AAA 512,024
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 1,049,388
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 595,455
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,144,380
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,815 5.000%, 12/01/26 No Opt. Call AAA 2,120,229
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,196,430
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 3,021,517
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 5,480,450
4,500 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2020A, 4.000%, 6/01/45
6/30 at 100.00 AAA 5,117,310
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
500 5.000%, 5/01/28 No Opt. Call Aa1 601,360
550 5.000%, 5/01/30 No Opt. Call Aa1 688,303
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 480,290
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,607,223
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 6,027,170
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 744,930

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Lincoln County, North Carolina, Enterprise Systems Revenue
Bonds, Series 2020:
$ 485 5.000%, 8/01/28 No Opt. Call AA $ 585,870
320 5.000%, 8/01/29 No Opt. Call AA 393,642
400 5.000%, 8/01/30 No Opt. Call AA 501,548
215 5.000%, 8/01/31 8/30 at 100.00 AA 268,924
255 3.000%, 8/01/32 8/30 at 100.00 AA 273,192
235 3.000%, 8/01/33 8/30 at 100.00 AA 250,571
175 3.000%, 8/01/34 8/30 at 100.00 AA 185,705
250 3.000%, 8/01/35 8/30 at 100.00 AA 262,847
390 3.000%, 8/01/36 8/30 at 100.00 AA 406,575
245 3.000%, 8/01/37 8/30 at 100.00 AA 254,288
480 3.000%, 8/01/39 8/30 at 100.00 AA 492,619
325 3.000%, 8/01/40 8/30 at 100.00 AA 332,982
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,891,593
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,660,988
740 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A, 5.000%, 1/01/30
7/26 at 100.00 A 845,835
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,545,860
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,722,316
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,417,638
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,548,266
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,165,340
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 679,212
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,086,377
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 3,116,860
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,149,509
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 563,540
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 433,620
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 470,260
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,563,380
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
1,150 5.000%, 6/01/25 No Opt. Call AAA 1,286,839
2,800 5.000%, 6/01/26 No Opt. Call AAA 3,224,956
365 5.000%, 6/01/29 6/26 at 100.00 AAA 418,914
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
650 5.000%, 6/01/28 No Opt. Call N/R 787,085
500 5.000%, 6/01/29 No Opt. Call N/R 618,015
525 5.000%, 6/01/30 No Opt. Call N/R 662,209
680 4.000%, 6/01/34 6/32 at 100.00 N/R 814,007
70,890 Total Utilities 79,776,158
$ 717,459 Total Long-Term Investments (cost $747,490,647) 772,657,176
Floating Rate Obligations - (1.2)%   (9,255,000)
Other Assets Less Liabilities - 0.1% 612,805
Net Assets - 100% $ 764,014,981

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 772,657,176 $ – $ 772,657,176
Total
$ – $ 772,657,176 $ – $ 772,657,176
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.